ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2020	Dec. 31, 2019
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
Guarantee liability	¥ 547,069
Accrued payroll and employee benefits	63,032	¥ 61,190
Others	27,592	23,060
Total	¥ 637,693	¥ 84,250